Goodwill - Summary of Goodwill Allocated to Segments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 6,982	£ 6,811	£ 7,046
Commercial operations
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	6,076	5,951
Research and development
Disclosure of reconciliation of changes in goodwill [line items]
Goodwill	£ 906	£ 860